Expense Example, No Redemption - Miller Income Fund	Jan. 28, 2026 USD ($)
Miller Income Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 703
Expense Example, No Redemption, 3 Years	972
Expense Example, No Redemption, 5 Years	1,262
Expense Example, No Redemption, 10 Years	2,084
Miller Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	208
Expense Example, No Redemption, 3 Years	643
Expense Example, No Redemption, 5 Years	1,103
Expense Example, No Redemption, 10 Years	2,379
Miller Income Fund Class FI
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	139
Expense Example, No Redemption, 3 Years	434
Expense Example, No Redemption, 5 Years	750
Expense Example, No Redemption, 10 Years	1,646
Miller Income Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	334
Expense Example, No Redemption, 5 Years	579
Expense Example, No Redemption, 10 Years	1,283
Miller Income Fund Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	100
Expense Example, No Redemption, 3 Years	312
Expense Example, No Redemption, 5 Years	542
Expense Example, No Redemption, 10 Years	$ 1,201